FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2018
Analysis Of Income And Expense [Abstract]
Details of finance income [text block]

6

FINANCE INCOME

Amounts in R million	Note	2018	2017	2016

Interest on loans and receivables	12	21.8	23.6	22.3
Growth in environmental rehabilitation trust funds	11, 23	7.5	7.5	6.5
Growth in reimbursive right	11	8.8	8.9	8.0
Unwinding of long-term receivable	24.2	0.7	-	-
		38.8	40.0	36.8